Commitments, contingencies and guarantees (Tables)	12 Months Ended
Dec. 31, 2011
Commitments, contingencies and guarantees / Legal contingencies [Abstract]
Contractual obligations

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expenses [1]	859,575	38,779	38,653	38,571	38,570	38,571	666,431
Operating Lease Obligations	102,051	32,858	22,659	16,055	11,812	8,252	10,415
Purchase Obligations	1,884,452	1,674,077	190,054	8,986	4,112	4,019	3,204
Unrecognized Tax Benefits	64,990	10,141	5,989	647	-	17,051	31,162

Total Contractual Obligations	2,911,068	1,755,855	257,355	64,259	54,494	67,893	711,212

1	See Note 14 for the amounts excluding interest expense.

Purchase options

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	22,982	-	-	8,999	-	13,983	-